Credit Facilities and Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Contractual Obligation, Fiscal Year Maturity
At December 31, 2021, the aggregate remaining mandatory principal repayments under the Credit Facility are as follows (assuming no further mandatory principal repayments are required based on ECF or net cash proceeds):

	Total	2022	2023	2024	2025	2026
Initial Term Loan	$295.4	$—	$—	$—	$295.4	$—
Second Incremental Term Loan (i)	$365.0	$18.25	$18.25	$18.25	$18.25	$292.0
(i) This assumes that the conditions required for a December 2026 maturity date are satisfied.

Schedule of Credit Facility Activity	Activity under our Credit Facility for the periods indicated is set forth below:

	Revolver	Term loans
Outstanding balances as of December 31, 2018	$159.0	$598.3
Amount borrowed in Q1 2019	48.0	—
Amount repaid in Q1 2019	(110.0)	(1.5)
Amount repaid in Q2 2019	(44.0)	(1.5)
Amount repaid in Q3 2019	(53.0)	(1.5)
Amount repaid in Q4 2019	—	(1.5)
Outstanding balances as of December 31, 2019	$—	$592.3
Amount repaid in Q1 2020	—	(60.9)
Amount repaid in Q2 2020	—	(61.0)
Outstanding balances as of December 31, 2020	$—	$470.4
Amount repaid in Q1 2021	—	(30.0)
Amount borrowed in Q4 2021	220.0	365.0
Amount repaid in Q4 2021	(220.0)	(145.0)
Outstanding balances as of December 31, 2021	$—	$660.4

Borrowings Under the Revolving Facility and Term Loan and Lease Obligations
The following table sets forth, at the dates shown: outstanding borrowings under the Credit Facility, excluding ordinary course letters of credit (L/Cs); notional amounts under our interest rate swaps, outstanding lease obligations; and information regarding outstanding L/Cs, surety bonds and overdraft facilities:

	Outstanding borrowings		Notional amounts under interest rate swaps (note 20)
	December 31 2020	December 31 2021	December 31 2020	December 31 2021
Borrowings under the Revolver (i)	$—	$—	$—	$—
Borrowings under the Term Loans (i)
Initial Term Loan	$295.4	$295.4	$175.0	$100.0
First Incremental Term Loan	175.0	—	100.0	—
Second Incremental Term Loan	—	365.0	—	100.0
Total	$470.4	$660.4	$275.0	$200.0

Total borrowings under Credit Facility	$470.4	$660.4
Unamortized debt issuance costs related to Term Loans (i)	(7.2)	(4.6)
Lease obligations (ii)	122.7	138.6
	$585.9	$794.4
Total Credit Facility and lease obligations:
Current portion	$99.8	$51.5
Long-term portion	486.1	742.9
	$585.9	$794.4
L/Cs, surety bonds and overdraft facilities:
Outstanding L/Cs under the Revolver	$21.3	$21.0
Outstanding L/Cs and surety bonds outside the Revolver	20.2	27.1
Total	$41.5	$48.1
Available uncommitted bank overdraft facilities	$162.7	$198.5
Amounts outstanding under available uncommitted bank overdraft facilities	$—	$—
(i) We incur debt issuance costs upon execution and amendment of the Credit Facility. Debt issuance costs incurred in 2021 in connection with the Revolver totaling $2.2 ($0.3 in 2020; $1.1 in 2019) were deferred as other assets on our consolidated balance sheets and are amortized on a straight line basis over the term (or remaining term, as applicable) of the Revolver. Debt issuance costs incurred in 2021 in connection with our term loans totaling $1.8 (nil in 2020; $1.6 in 2019) were deferred as long-term debt on our consolidated balance sheets and are amortized over their respective terms using the effective interest rate method. In December 2021, we accelerated the amortization of $2.6 of unamortized deferred financing costs related to the termination of the First Incremental Term Loan, which we recorded in other charges (see note 15).(ii) Our lease obligations above represent the present value of unpaid lease payments which have been discounted using our incremental borrowing rate on the lease commencement dates. As of December 31, 2021, the current portion of our lease obligations was $34.5 (2020 — $32.2) and the long-term portion was $104.1 (2020 — $90.5).
Contractual Undiscounted Cash Flows For Lease Obligations	t December 31, 2021, the contractual undiscounted cash flows for our lease obligations were as follows:

Years ending December 31	Total
2022	$40.4
2023	33.5
2024	21.2
2025	16.1
2026	12.8
Thereafter	39.0
$163.0
Other lease related expenses that were recognized in the consolidated statement of operations are as follows:

Year ended December 31	2019	2020	2021
Interest expense on lease obligations	$6.6	$6.1	$6.6
Variable lease payments not included in the measurement of lease obligations	$0.7	$0.8	$0.9
Expenses relating to short-term leases or low-value leases	$4.6	$3.7	$1.5
At December 31, 2021, we had commitments (not recognized as liabilities as of such date) under IT support agreements that require future minimum payments as follows:

2022	$27.3
2023	23.5
2024	20.9
2025	16.8
2026	13.3
Thereafter	24.9
Total future minimum payments	$126.7

At December 31, 2021, we had lease commitments under the Headquarters Lease and the Texas Lease (not recognized as liabilities as of such date) which require future minimum lease payments as follows:

2022	$2.6
2023	3.8
2024	5.3
2025	5.4
2026	5.4
Thereafter	40.0
Total future minimum lease payments	$62.5